Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments and term deposits	20,660	158,728	22,356
Available-for-sale investments	14,941	—	—
Trading debt securities	207,670	84,537	11,907
Equity securities measured at fair value	5,265	3,630	511
Investments held by consolidated investment funds measured at fair value	67,443	132,561	18,671
Total short-term investments	315,979	379,456	53,445
Long-term investments
Term deposits	—	100,000	14,085
Other long-term investments
- Investments measured at fair value	631,662	595,854	83,924
- Investments measured at cost less impairment
- Private equity funds products	27,207	20,367	2,869
- Other investments measured at cost less impairment	40,475	23,250	3,275
Total other long-term investments	699,344	639,471	90,068
Investments held by consolidated investment funds measured at fair value	74,751	71,013	10,001
Total long-term investments	774,095	810,484	114,154
Total investments	1,090,074	1,189,940	167,599

The Group invests in term deposits and held-to-maturity debt investments which have stated maturity and normally pay a prospective fixed or floating rate of return, carried at amortized cost. Current term deposits are bank deposits with original maturities longer than three months but less than one year. Non-current term deposits are bank deposits with maturities longer than one year. The Group recorded investment income on these products of RMB1,568, RMB383 and RMB7,382 for the years ended December 31, 2021, 2022 and 2023, respectively. The gross unrecognized holding gain was RMB612, RMB582 and RMB6,239 as of December 31, 2021, 2022 and 2023, respectively. No credit loss related to held-to-maturity investments was recognized for the years ended December 31, 2021, 2022 and 2023.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest and equity investments of common shares of several companies with less than 20% interest. The Group elects to measure these investments at fair value or at cost, less impairment. The Group recognized impairment loss related to investments measured at cost, less impairment, of RMB10,000, nil and RMB13,343 in investment income (loss) for the years ended December 31, 2021, 2022 and 2023, respectively.